Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 18, 2010

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, together with certain exhibits thereto (“PEA No. 33”). The purpose of PEA No. 33 is to comply with Form N-1A new requirements and to incorporate previous comments from the staff.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5391 with your questions or comments.

Sincerely,

/s/ Kathleen Long
Kathleen Long